Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	18.34%	14.75%	(39.58%)	0.69%	97.09%	45.32%	(13.23%)
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	25.01%	36.60%	(46.04%)	2.50%	101.77%	33.49%	(1.42%)	54.07%	(3.80%)	13.99%
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	30.44%	45.93%	(55.63%)	(4.25%)	125.43%	30.01%	8.30%	34.72%